Investments, Debt and Derivatives	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Investments, Debt and Derivatives [Line Items]
Investments, Debt and Derivatives

7       INVESTMENTS, DEBT AND DERIVATIVES

The Company holds the following investments and derivative assets:

	September 30, 2025	December 31, 2024
At fair value
Other financial assets – VEON Ltd. shares	—	8
	—	8
At amortized cost
Loan receivable from VEON Amsterdam B.V.	—	363
Indemnity receivable from VEON Amsterdam B.V.	39	—
Other receivables from VEON Amsterdam B.V.	9	—
Total Other financial assets – related party	48	363

Investments and derivatives	104	94
Security deposits and cash collateral	102	64
Other investments	2	30

At fair value

Other financial assets

VEON Ltd. shares as of December 31, 2024 of US$8, represented 5,024,175 ordinary shares of VEON Ltd. (the ultimate Parent of Kyivstar Group) measured at fair value through other comprehensive income.

During the nine-month period ended September 30, 2025, the Company further purchased 12,346,225 ordinary shares of VEON Ltd. for US$22. The financial asset was measured at fair value, impacting other comprehensive income by US$2. All VEON Ltd. ordinary shares held by VEON Holdings were transferred to VEON Amsterdam B.V. in March 2025 at fair value (US$32) resulting in a receivable from VEON Amsterdam B.V. Subsequently, these receivables from VEON Amsterdam B.V. were utilized in the repayment of bonds.

At amortized cost

Indemnity receivable from VEON Amsterdam B.V. (US$39) reflects an indemnity agreement to cover potential future repayments of Bonds mentioned in this section below.

Investment and derivatives

Security deposits and cash collateral consisted of funds held in the account of a clearing company acting as an intermediary between Kyivstar and roaming and interconnect partners, amounting to US$102 (2024: US$64).

As of December 31, 2024 other investments at amortized cost predominantly include sovereign Ukrainian bonds held by Kyivstar, US$30 denominated in US$. The average yield to maturity of the sovereign Ukrainian bonds was 1.59% in 2025 (2024: 2.79%).

The Company holds the following debt and derivative liabilities:

	September 30, 2025	December 31, 2024
At fair value
Warrants	31	—
Total at fair value	31	—

At discounted redemption amount
Put option liability	2	9
Total at discounted redemption amount	2	9

At amortized cost
Bonds	37	585
Interest accrued on Bonds	2	6
Lease liabilities	353	294
Other financial liabilities	21	—
Loan Note Payable – VEON Amsterdam B.V.	56	—
Total at amortized cost	469	885

Total debt and derivatives	502	894
Non-current	275	225
Current	227	669

At fair value

Financial instruments measured at fair value are classified into one of the three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1 —	Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2 —	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly;
Level 3 —	Inputs that are not based on observable market data.

On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between fair value hierarchy levels. This depends on how the Company is able to obtain the underlying inputs when assessing the fair valuations. During the nine-month period ended September 30, 2025, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.

The SPAC Merger (refer to Note 4) included the issuance of 7,666,629 Warrants. Each Warrant entitles the holder to purchase one Common Share at an exercise price of US$11.50 per share. The Warrants are exercisable from September 14, 2025 and will expire on August 14, 2030. During the nine-month period ended September 30, 2025 one Warrant was exercised leaving 7,666,628 Warrants outstanding on September 30, 2025.

The Warrants are accounted for as liabilities and are measured at fair value as of each reporting period. As the Warrants are traded on an active market under the trading symbol “KYIVW”, the fair value of the warrants is a level 1 fair value measurement. Changes in the fair value of the Warrants are recorded in the statements of operations for each period within other non-operating (loss) / gain, net.

At discounted redemption amount

Put option liability represents Helsi put option liability amounting to US$1 (2024: US$9) and Uklon put option liability amounting to US$1 (2024: US$nil), both measured at the discounted redemption amount.

At amortized cost

During the nine-month period, VEON Holdings repaid all of its 4.0% April 2025 U.S. Dollar denominated New Notes (US$472) and 6.3% June 2025 Russian Ruble denominated New Notes (US$100 (RUB 7,840)), on April 9, 2025 and June 18, 2025, respectively, prior to its acquisition by Kyivstar Group Ltd.

As of September 30, 2025, Bonds represent the principal amounts outstanding for April 2025 Old Notes US$23 and June 2025 Old Notes (US$14 (RUB1,180) which were not exchanged for New Notes prior to their respective maturity dates. Upon tender from Old noteholders, it is the Company’s intention to exchange the Old Notes, including accrued interest, of eligible noteholders against a cash settlement. Eligibility is based on successful completion of a sanctions check procedure. An indemnity agreement between VEON Holdings and VEON Amsterdam B.V. is in place which is to see VEON Holdings made whole for any external payments to eligible Old noteholders.

The lease liabilities are primarily (approximately 70%) related to the sale of the passive infrastructure of sites to the entity under common control of VEON Ltd and lease back places on those sites.

Other financial liabilities primarily include contingent consideration payable for Uklon Group acquisition of US$4 (refer to Note 4), long term financial liability for license for the Digital Business Support System of US$12 and long-term financial interest free loan of US$5 received from UTC, a related party, with maturity on May 30, 2027.

On August 13, 2025, in connection with the consummation of the Business Combination Agreement, Kyivstar Group Ltd. issued a loan note payable (the “Loan Note Payable”) to VEON Amsterdam B.V. in the aggregate principal amount of $178. The Loan Note Payable bears interest at a rate of 10% per annum, payable at maturity on August 12, 2026, and may be prepaid in whole or in part at any time without premium or penalty. Amounts repaid will be applied first to accrued interest and then to outstanding principal. On September 17, 2025, repayment of $124 was made, consisting of $122 of principal and $2 of interest. The remaining balance, including accrued interest, as of September 30, 2025 is $56.

Significant changes in financial assets and financial liabilities

There were no significant changes in financial assets and financial liabilities during nine-month period ended September 30, 2025 and 2024, except as disclosed above.

Financing activities during the nine-month period ended September 30, 2025

Except for the Capital Reorganization, SPAC Merger, bond repayment transactions and Loan Note Payable disclosed above, there were no further significant financing activities during the nine-month period ended September 30, 2025.

Financing activities during the nine-month period ended September 30, 2024

There were no significant financing activities during the nine-month period ended September 30, 2024.

VEON Holdings B.V. [Member]
Investments, Debt and Derivatives [Line Items]
Investments, Debt and Derivatives

14     INVESTMENTS, DEBT AND DERIVATIVES

INVESTMENTS AND DERIVATIVES

The Company holds the following investments and derivatives assets as of December 31:

	Carrying value
	2024	2023
At fair value
Other financial assets – VEON Ltd. shares	8	—
	8	—
At amortized cost
Loan receivable from VEON Amsterdam B.V.	363	343
Security deposits and cash collateral	64	56
Other investments	30	151
	457	550
Total investments and derivatives	465	550
Non-current	—	343
Current	465	207

At fair value

Other financial assets at fair value of US$8 comprises of 5,024,175 ordinary shares of VEON Ltd. (the ultimate Parent of the group) measured at fair value through other comprehensive income, having impact on the other comprehensive income of US$0.4 for the year 2024.

VEON Holdings B.V. purchased 5,024,175 ordinary shares at US$8 as part of VEON’s Share Buyback Program (first phase for the amount up to US$30) during December 2024. Refer Note 18 for further developments.

Subsequently, during March 2025, these VEON Ltd. ordinary shares held by VEON Holdings were transferred to VEON Amsterdam B.V.

At amortized cost

Loan receivable from VEON Amsterdam reflects a related party loan receivable needed to cover the estimated shortfall in cash to repay the 2025 Notes at or before their maturity dates. Refer to Note 15 and Note 16 for further details on the repayment of 2025 Notes.

Cash collateral consisted of funds held in the account of a clearing company outside Ukraine acting as an intermediary between Kyivstar and roaming partners, amounting to US$64 (2023: US$54). Cash collateral included funds held in bank accounts as collateral for a letter of credit amounting to US$nil (2023: US$2).

Other investments at amortized cost include sovereign Ukrainian bonds held by Kyivstar, US$32 (2023: US$151) denominated in US$. The average yield to maturity of Ukrainian domestic government bonds was 2.01% in 2024 (2023: 2.98%). Investment made into Sovereign Ukrainian bonds as of December 31, 2023 were fully repaid during 2024. Kyivstar continued these investments throughout the year 2024 in the amount of US$403, out of which US$268 were fully and timely repaid.

DEBT AND DERIVATIVES

The Company holds the following outstanding debt and derivatives liabilities as of December 31:

	Carrying value
	2024	2023
At discounted redemption amount
Put option liability	9	11
Total at discounted redemption amount	9	11

At amortized cost
Bonds	585	597
Interest accrued on Bonds	6	5
Loans received from subsidiaries of the Parent	—	4
Lease liabilities	294	281
Total at amortized cost	885	887
Total debt and derivatives	894	898
Non-current	225	815
Current	669	83

At discounted redemption amount

This represents Helsi put-option liability amounting to US$9 (2023: US$11) measured at the discounted redemption amount. Refer to Note 1 and Note 11 for further details in relation to the Helsi acquisition.

At amortized costs

As of December 31, 2024, bonds represent the principal amounts outstanding for two interest-bearing 2025 Notes. One bond is denominated in U.S. Dollars and matures on April 9, 2025, with a principal outstanding amount of US$496 (2023: US$496) and an interest rate of 4.0%. The other bond is denominated in Russian Ruble (“RUB”), with an outstanding amount of US$89 (RUB9,040) (2023: US$101 (RUB9,040)), maturing on June 18, 2025. The bond denominated in RUB carries an interest rate of 6.3%. Refer to Note 14, Note 15 and Note 16 for details on bond repayments.

In June 2022, the Group received a short-term loan from the related party LLC “VimpelCom Global Services Ukraine” in the amount of US$4. This was still fully outstanding as of December 31, 2023 and settled in 2024.

The lease liabilities are primarily (approximately 70%) related to the sale of the passive infrastructure of sites an entity under common control and lease back places on those sites.

SIGNIFICANT CHANGES IN DEBT AND DERIVATIVES

Reconciliation of cash flows from financing activities

	Bonds and interest accrued on bonds	Loan from parent	Lease liabilities	Put option liability	Total
Balance as of January 1, 2024	602	4	281	11	898

Cash flows
Repayment of debt	—	—	(29)	—	(29)
Interest paid	(25)	—	(53)	—	(78)

Non-cash movements
Interest and fee accruals	26	—	54	—	80
Lease additions, disposals, impairment and modifications	—	—	76	—	76
Foreign currency translation	(12)	—	(30)	—	(42)
Other non-cash movements	—	(4)	(5)	(2)	(11)
Balance as of December 31, 2024	591	—	294	9	894
	Bonds and interest accrued on bonds	Loan from parent	Lease liabilities	Put option liability	Total
Balance as of January 1, 2023	630	61	227	13	931

Cash flows
Proceeds from borrowings, net of fees paid	—	2	—	—	2
Repayment of debt	—	(60)	(28)	—	(88)
Interest paid	(26)	(2)	(47)	—	(75)

Non-cash movements
Interest and fee accruals	28	2	48	—	78
Lease additions, disposals, impairment and modifications	—	—	106	—	106
Foreign currency translation	(30)	—	(8)	—	(38)
Other non-cash movements	—	1	(17)	(2)	(18)
Balance as of December 31, 2023	602	4	281	11	898

FINANCING ACTIVITIES 2024

There were no significant financing activities for 2024.

FINANCING ACTIVITIES 2023

In 2023, Kyivstar fully prepaid all of its remaining external debt which included a US$38 (UAH 1,400 million) loan with Raiffeisen Bank and US$21 (UAH 760 million) loan with OTP Bank. In addition, the Company paid interest for 2025 Notes amounting to US$26.

FAIR VALUES

As of December 31, 2024, the carrying amounts of all financial assets and liabilities are equal to or approximate their respective fair values as shown in the table at the beginning of this Note, with the exception:

•        Bonds for which fair value is equal to US$558 (2023: US$533);

•        Lease liabilities for which fair value has not been determined; and

•        Put option liabilities for which the values are determined based on present redemption value

Fair values are estimated based on quoted market prices for our bonds, derived from market prices or by discounting contractual cash flows at the rate applicable for the instruments with similar maturity and risk profile. Observable inputs (Level 2) used in valuation techniques include interbank interest rates, bond yields, swap curves, basis swap spreads, foreign exchange rates and credit default spreads.

On a quarterly basis, the Company reviews if there are any indicators for a possible transfer between fair value hierarchy levels. This depends on how the Company is able to obtain the underlying input parameters when assessing the fair valuations. During the year ended December 31, 2024 and 2023, there were no transfers between Level 1, Level 2 and Level 3 fair value measurements.

ACCOUNTING POLICIES AND SOURCES OF ESTIMATION UNCERTAINTY

Fair value of financial instruments

All financial assets and liabilities are measured at amortized cost, except those which are measured at fair value as presented within this Note 14.

Where the fair value of financial assets and liabilities recorded in the statement of financial position cannot be derived from active markets, their fair value is determined using valuation techniques, including discounted cash flows models. The inputs to these models are taken from observable markets, but when this is not possible, a degree of judgement is required in establishing fair values. The judgements include considerations regarding inputs such as liquidity risk, credit risk and volatility. Changes in assumptions about these factors could affect the reported fair value of financial instruments.

Measurement of lease liabilities

Lease liabilities are measured upon initial recognition at the present value of the future lease and related fixed services payments over the lease term, discounted with the country specific incremental borrowing rate as the rate implicit in the lease is generally not available. Subsequently lease liabilities are measured at amortized cost using the effective interest rate method.

A significant portion of the lease contracts included within Company’s lease portfolio includes lease contracts which are extendable through mutual agreement between the Group and the lessor, or lease contracts which are cancellable by the Group immediately or on short notice. The Company includes these cancellable future lease periods within the assessed lease term, which increases the future lease payments used in determining the lease liability upon initial recognition, except when it is not reasonably certain at the commencement of the lease that these will be exercised.

The Company continuously assesses whether a revision of lease terms is required due to a change in management judgement regarding, for example, the exercise of extension and/or termination options. When determining whether an extension option is not reasonably certain to be exercised, the Group considers all relevant facts and circumstances that creates an economic incentive to exercise the extension option, or not to exercise a termination option, such as strategic plans, future technology changes, and various economic costs and penalties.

Put-option liability

Put options are accounted for as financial liabilities in these combined financial statements. The put-option redemption liability is measured at the discounted redemption amount. Interest over the put-option redemption liability will accrue in line with the effective interest rate method, until the options have been exercised or are expired.